CONTRACT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Contract Liabilities
CONTRACT LIABILITIES

12. CONTRACT LIABILITIES

Contract liabilities primarily relate to advance consideration received from customers.

Movement in contract liabilities:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
As of January 1,	4,319	6,960
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(140)	(3,295)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	2,781	1,396
As of December 31/June 30	6,960	5,061

12. CONTRACT LIABILITIES

Contract liabilities primarily relate to the advance consideration received from customers.

Movement in contract liabilities:

	2022	2023	2023
	SGD’000	SGD’000	USD’000
As of January 1,	-	4,319	3,274
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	-	(140)	(106)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	4,319	2,781	2,108

As of December 31,	4,319	6,960	5,276